Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	¥ (684,045)	¥ (858,863)	¥ (411,875)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,016,974	1,048,627	895,825
Adjustment to earn-out liabilities			198,658
Share-based compensation expense	73,846	53,032	78,411
Impairment of property and equipment	73,161		5,144
Deferred income tax benefit	(145,487)	(498,899)	(30,190)
Foreign currency exchange (gains) losses	240,715	(214,400)	156,395
Interest expense	94,516	125,743	54,793
Changes in operating assets and liabilities, net of effects from acquisitions:
Decrease (increase) in trade accounts receivable	576,566	(293,771)	(386,852)
Decrease (increase) in inventories	32,724	(64,436)	(1,832)
Decrease (increase) in prepaid expenses	158,471	(32,929)	(128,602)
Decrease (increase) in other current assets	106,829	15,392	(159,205)
Decrease (increase) in rental deposits	6,613	775	(1,035)
Increase (decrease) in trade accounts payable	(118,966)	8,260	340,926
Increase (decrease) in accrued income taxes	137,694	8,913	(256,967)
Increase (decrease) in accrued expense and other current liabilities	23,911	(75,451)	302,828
Increase (decrease) in other liabilities	(211,035)	391,185	23,113
Other—net	120,364	(3,972)	(63,295)
Net cash provided by (used in) operating activities	1,502,851	(390,794)	616,240
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired		(230,341)	(3,433,114)
Purchase of investment			(225,360)
Proceeds from sales of investment			2,982
Proceeds from sales of available-for-sale securities	0	100,000
Purchase of property and equipment	(211,054)	(328,436)	(673,724)
Payment for capitalized computer software costs	(348,687)	(486,185)	(382,049)
Other—net	(58,616)	(8,115)	844
Net cash used in investing activities	(618,357)	(953,077)	(4,710,421)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt	3,100,000	4,370,000	3,800,000
Repayment of short-term debt	(2,600,000)	(3,422,000)	(3,784,000)
Proceeds from long-term bank borrowings	200,000	1,855,897	3,761,546
Repayment of long-term bank borrowings	(826,084)	(750,641)	(454,592)
Proceeds from issuance of common stock, including stock options exercised	31,012	184,375	21,197
Proceeds from issuance of convertible notes		2,500,000
Proceeds from issuance of common stock to noncontrolling shareholder	31,542
Payments of contingent and accrued consideration	(97,463)	(497,459)
Dividends paid		(107,253)	(106,472)
Other—net	(76,061)	(66,447)	(24,763)
Net cash provided by (used in) financing activities	(237,054)	4,066,472	3,212,916
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(53,276)	14,621	(41,036)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	594,164	2,737,222	(922,301)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,533,182	1,795,960	2,718,261
CASH AND CASH EQUIVALENTS, END OF YEAR	5,127,346	4,533,182	1,795,960
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	42,820	22,833	52,040
Income taxes paid–net of refunds (refund of income taxes)	(94,063)	(10,845)	515,669
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes to equity		1,344,715
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	73,931	121,567	¥ 138,521
Capital lease obligation	¥ 53,522	¥ 113,847